REVENUES - Timing of Revenue Recognition From Contracts with Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 24,650	$ 37,381	$ 52,099
Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	7,664	20,621	30,873
Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,058	2,342	6,046
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	14,928	14,418	15,180
Goods and services provided at a point in time
Disclosure of operating segments [line items]
Revenues from contracts with customers	16,630	29,774	42,019
Goods and services provided at a point in time | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,415	14,775	25,075
Goods and services provided at a point in time | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	738	814	2,070
Goods and services provided at a point in time | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	14,477	14,185	14,874
Services transferred over a period of time
Disclosure of operating segments [line items]
Revenues from contracts with customers	8,020	7,607	10,080
Services transferred over a period of time | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	6,249	5,846	5,798
Services transferred over a period of time | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,320	1,528	3,976
Services transferred over a period of time | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 451	$ 233	$ 306